Retirement-Related Benefits - OCI and AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in AOCI for retirement-related benefits
Current period loss/(gain)	$ 1,678	$ 120	$ 2,517
Curtailments and settlements	(52)	(41)	(11)
Amortization of net loss included in net periodic (income)/cost	(2,314)	(1,843)	(2,966)
Current period prior service costs/(credits)	37	73	182
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(13)	9	73
Pension Plans | U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	16,608	17,476
Current period loss/(gain)	194	(309)
Amortization of net loss included in net periodic (income)/cost	(829)	(559)
Net loss at end of period	15,972	16,608	17,476
Prior service costs/(credits) at beginning of period	41	57
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(16)	(16)
Prior service costs/(credits) at end of period	24	41	57
Total loss recognized in accumulated other comprehensive income/(loss)	15,997	16,648
Pension Plans | Non-U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	17,272	18,452
Current period loss/(gain)	1,338	109
Curtailments and settlements	(52)	(41)
Amortization of net loss included in net periodic (income)/cost	(1,406)	(1,249)
Net loss at end of period	17,151	17,272	18,452
Prior service costs/(credits) at beginning of period	297	172
Current period prior service costs/(credits)	37	102
Curtailments, settlements and other	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost	8	23
Prior service costs/(credits) at end of period	342	297	172
Transition (assets)/liabilities at beginning of period	0	0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	0	0
Transition (assets)/liabilities at end of period	0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)	17,493	17,569
Nonpension Postretirement Benefit Plans | U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	551	405
Current period loss/(gain)	135	147
Amortization of net loss included in net periodic (income)/cost	(29)	(1)
Net loss at end of period	656	551	405
Prior service costs/(credits) at beginning of period	34	52
Current period prior service costs/(credits)		(21)
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(4)	2
Prior service costs/(credits) at end of period	30	34	52
Total loss recognized in accumulated other comprehensive income/(loss)	687	585
Nonpension Postretirement Benefit Plans | Non-U.S.
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	287	172
Current period loss/(gain)	(2)	125
Curtailments and settlements	0	0
Amortization of net loss included in net periodic (income)/cost	(21)	(10)
Net loss at end of period	264	287	172
Prior service costs/(credits) at beginning of period	(4)	4
Current period prior service costs/(credits)		(8)
Amortization of prior service (costs)/credits included in net periodic (income)/cost	0	0
Prior service costs/(credits) at end of period	(4)	(4)	4
Transition (assets)/liabilities at beginning of period	0	0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	0
Transition (assets)/liabilities at end of period	0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)	$ 260	$ 283
Lloyds Pension Group Trustees v Lloyds Bank | Pension Plans | UK
Changes in AOCI for retirement-related benefits
Current period prior service costs/(credits)			$ 125
Increase in PBO recorded as prior service cost, as percentage of total PBO			1.00%